Segment Reporting (Schedule of Sales By Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 61,926	$ 58,114	$ 124,131
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,656	43,698	103,985
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	331	280	1,442
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,831	3,365	7,560
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,992	6,221	8,048
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,116	$ 4,550	$ 3,096